RIGHT-OF-USE LEASE ASSETS AND LEASE LIABILITY - Schedule of maturities of lease liabilities (Details)	Mar. 31, 2020 USD ($)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2021	$ 808,050
2022	31,813
Total lease payments	839,863
Less: imputed interest	48,325
Present value of lease liabilities	$ 791,538